Form N-1A Cover	Apr. 23, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PGIM ROCK ETF TRUST
Entity Central Index Key	0001992104
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 23, 2026
Prospectus Date	Feb. 20, 2026
Supplement to Prospectus [Text Block]	PGIM Rock ETF TrustPGIM S&P 500 Max Buffer ETF – May
(the “Fund”)Supplement dated April 23, 2026
to the Fund’s Currently Effective Summary Prospectus and ProspectusAs described in the Fund’s prospectus, an investment in shares of the Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (generally, an approximately one-year period over which the Fund seeks to produce the target outcome). The next Target Outcome Period for the Fund will commence on May 1, 2026 and end on April 30, 2027 (the “New Target Outcome Period”). The Fund’s Cap will not be determined until on or about the start of the New Target Outcome Period. Investors are encouraged to visit the Fund’s website (https://www.pgim.com/investments/etf-buffer-fund)* on May 1, 2026 (or the first business day thereafter) to obtain information on the Cap for the New Target Outcome Period. Investors should consider the Cap before investing or reinvesting in the Fund for the New Target Outcome Period.The anticipated buffer for the Fund is also disclosed below. Investors are further encouraged to visit the website (https://www.pgim.com/investments/etf-buffer-fund)* for the Fund on May 1, 2026 (or the first business day thereafter) to obtain information on the final buffer for the New Target Outcome Period.As of April 23, 2026, the expected range of the Fund’s Cap and anticipated buffer (before fees and expenses) for the New Target Outcome Period is set forth below.Fund NameTickerEstimated Cap RangeAnticipated BufferPGIM S&P 500 Max Buffer ETF – MayPMMY4.7% – 7.7% before fees and expenses100% before fees and expenses (4.2% – 7.2% after taking into account the Fund’s unitary management fee)(99.5% after taking into account the Fund’s unitary management fee)_________
* Reference to the Website does not incorporate the Website into this supplement or the Fund’s prospectus.